Organization and Summary of Significant Accounting Policies - Other Property and Equipment (Details) - Office Equipment - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,461		$ 10,779
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		7 years	7 years